Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Text Block]
7—PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2012	2011
Equipment	8,097	8,286
Furniture, fixture, and fittings and other	2,921	2,785
Total gross value	11,018	11,071
Less: accumulated depreciation and amortization	(8,984)	(8,536)
Total	2,035	2,534

Depreciation and amortization expense related to property and equipment amounted to € 802 thousand, to € 870 thousand and € 950 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Capitalized costs on equipment held under capital leases of € 3,639 thousand and € 3,426 thousand and are included in property and equipment at December 31, 2012 and 2011, respectively. Accumulated amortization of these assets leased to third parties was € 2,646 thousand and € 2,454 thousand, at December 31, 2012 and 2011, respectively. Amortization expense on assets held under capital leases is included in total amortization expense and amounted to € 331 thousand, € 333 thousand and € 333 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.